PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

8.PROPERTY AND EQUIPMENT, NET

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Machinery and electronic equipment	585,524	677,471	98,224
Leasehold improvements	682,489	683,804	99,142
Motor vehicles	138,876	179,769	26,064
Construction in progress	105,146	49,193	7,132
	1,512,035	1,590,237	230,562
Less: accumulated depreciation	(749,393)	(805,505)	(116,787)
	762,642	784,732	113,775

The Group acquired certain machinery and electronic equipment by entering into financing leases. The gross amount and the accumulated depreciation of these machinery and electronic equipment were RMB9,632 and RMB5,460, respectively, as of December 31, 2021 and RMB48,336(US$7,008) and RMB7,772 (US$1,127), respectively, as of December 31, 2022. Future minimum lease payments are disclosed in Note 10. Depreciation expense of property and equipment, including assets under financing leases, was RMB145,161, RMB183,332 and RMB176,341 (US$25,567) for the years ended December 31, 2020, 2021 and 2022, respectively.

As of December 31, 2021 and 2022, the balances of construction in progress were RMB105,146 and RMB49,309 (US$7,149), respectively, which were related to the construction of warehouses, hubs and sortation centers and related equipment.